Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting:
PMI’s subsidiaries and affiliates are engaged in the manufacture and sale of cigarettes and other tobacco products in markets outside of the United States of America. Reportable segments for PMI are organized and managed by geographic region. PMI’s reportable segments are European Union; Eastern Europe, Middle East & Africa; Asia, and Latin America & Canada. PMI records net revenues and operating companies income to its segments based upon the geographic area in which the customer resides.
PMI’s management evaluates segment performance and allocates resources based on operating companies income, which PMI defines as operating income before general corporate expenses and amortization of intangibles. Interest expense, net, and provision for income taxes are centrally managed; accordingly, such items are not presented by segment since they are excluded from the measure of segment profitability reviewed by management. Information about total assets by segment is not disclosed because such information is not reported to or used by PMI’s chief operating decision maker. Segment goodwill and other intangible assets, net, are disclosed in Note 3. Goodwill and Other Intangible Assets, net. The accounting policies of the segments are the same as those described in Note 2. Summary of Significant Accounting Policies.
Segment data were as follows:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Net revenues:
European Union	$27,338	$29,768	$28,050
Eastern Europe, Middle East & Africa	19,272	17,452	15,928
Asia	21,071	19,590	15,235
Latin America & Canada	9,712	9,536	8,500
Net revenues(1)	$77,393	$76,346	$67,713
Earnings before income taxes:
Operating companies income:
European Union	$4,187	$4,560	$4,311
Eastern Europe, Middle East & Africa	3,726	3,229	3,152
Asia	5,197	4,836	3,049
Latin America & Canada	1,043	988	953
Amortization of intangibles	(97)	(98)	(88)
General corporate expenses	(210)	(183)	(177)
Operating income	13,846	13,332	11,200
Interest expense, net	(859)	(800)	(876)
Earnings before income taxes	$12,987	$12,532	$10,324

(1)
Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Depreciation expense:
European Union	$181	$210	$212
Eastern Europe, Middle East & Africa	211	227	215
Asia	315	358	332
Latin America & Canada	84	90	75
	791	885	834
Other	10	10	10
Total depreciation expense	$801	$895	$844
Capital expenditures:
European Union	$391	$382	$329
Eastern Europe, Middle East & Africa	197	133	102
Asia	277	208	161
Latin America & Canada	127	140	120
	992	863	712
Other	64	34	1
Total capital expenditures	$1,056	$897	$713

	At December 31,
(in millions)	2012	2011	2010
Long-lived assets:
European Union	$3,066	$2,938	$3,226
Eastern Europe, Middle East & Africa	1,215	1,094	1,158
Asia	1,831	1,687	1,765
Latin America & Canada	735	706	663
	6,847	6,425	6,812
Other	139	146	195
Total long-lived assets	$6,986	$6,571	$7,007

Long-lived assets consist of non-current assets other than goodwill; other intangible assets, net, and deferred tax assets. PMI’s largest market in terms of long-lived assets is Switzerland. Total long-lived assets located in Switzerland, which is reflected in the European Union segment above, were $1.1 billion, $1.0 billion and $1.0 billion at December 31, 2012, 2011 and 2010, respectively.
Items affecting the comparability of results from operations were as follows:

•	Asset Impairment and Exit Costs— See Note 5. Asset Impairment and Exit Costs for a breakdown of asset impairment and exit costs by segment.

•	Acquisitions and Other Business Arrangements— For further details, see Note 6. Acquisitions and Other Business Arrangements.